SEGMENT INFORMATION - SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERSAND LONG-LIVED ASSETS BY GEOGRAPHICAL AREAS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Brazil
Revenues from External Customers and Long-Lived Assets
Revenues	$ 15,553	$ 25,872	$ 88,051	$ 75,542
Fixed assets, net	218,663		218,663		$ 347,366
Indonesia
Revenues from External Customers and Long-Lived Assets
Revenues	18,181	16,966	54,314	50,807
Fixed assets, net	180,699		180,699		191,139
Jordan
Revenues from External Customers and Long-Lived Assets
Revenues	14,391	14,344	42,705	42,721
Fixed assets, net	272,039		272,039		278,588
United Arab Emirates
Revenues from External Customers and Long-Lived Assets
Revenues	10,852	11,613	33,999	34,852
Fixed assets, net	113,289		113,289		122,078
Kuwait
Revenues from External Customers and Long-Lived Assets
Revenues	14,252	$ 14,252	33,394	$ 33,402
Fixed assets, net	$ 261,275		$ 261,275		$ 267,055